RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Property operating costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property operating costs
Professional fees	$ 3,205	$ 3,444
Property operating costs	75,221	60,812
Non-recoverable from tenants:
Property operating costs
Property taxes and utilities	910	656
Property insurance	776	449
Repairs and maintenance	420	331
Property management fees	339	451
Professional fees	83	199
Environmental and appraisals	404	294
Other	246	290
Property operating costs	3,178	2,670
Recoverable from tenants:
Property operating costs
Property taxes and utilities	52,456	42,961
Property insurance	5,538	4,282
Repairs and maintenance	10,079	7,642
Property management fees	3,818	2,951
Other	152	306
Property operating costs	$ 72,043	$ 58,142